Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
General trade and overhead liabilities	$ 530,204	$ 459,814
Personnel related liabilities	395,862	413,185
Operating lease liabilities	43,657	49,949
Facility related liabilities	16,896	12,055
Other liabilities	12,852	7,204
Restructuring liabilities	5,512	7,377
Short term government grants	42	45
Other liabilities	1,005,025	949,629
Amounts due to third parties for reimbursable expenses	$ 406,300	$ 323,600